VESSELS HELD UNDER CAPITAL LEASE	6 Months Ended
Jun. 30, 2016
Vessels Under Capital Leases [Abstract]
VESSELS HELD UNDER CAPITAL LEASE
VESSELS HELD UNDER CAPITAL LEASE

(in thousands of $)
Balance at December 31, 2015	8,354
Impairment loss	(985)
Depreciation	(489)
Balance at June 30, 2016	6,880

In May 2016, the owner of the Golden Lyderhorn, which is chartered in by the Company and recorded as a vessel held under capital lease, declared their put option to sell the vessel to the Company for a net price of $9.5 million with intended delivery in August. This put option is included in the minimum lease payments such that the outstanding balance payable at the date the put option becomes exercisable is equal to the put option amount. In July 2016, the Company entered into an agreement to sell the vessel at the time of its re-delivery to the Company to an unrelated third party for net proceeds of $3.5 million and has recorded an impairment loss of $1.0 million in the six months ended June 30, 2016. The vessel was delivered to its new owner on August 22, 2016.

The outstanding obligations under capital leases at June 30, 2016 are payable as follows:

(in thousands of $)
2016 (remaining six months)	13,036
2017	5,944
2018	5,944
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	32,659
Less: imputed interest	(2,890)
Present value of obligations under capital leases	29,769

As of June 30, 2016, we held two vessels under capital lease (December 31, 2015: two vessels). The leases are both for an initial term of 10 years. The remaining periods on these leases at June 30, 2016 range from two months to four years.

As of June 30, 2016, we had the following purchase options for these two vessels:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Lyderhorn	August 2016	9,500
Golden Eclipse	December 2016	39,935
Golden Eclipse	December 2017	38,000
Golden Eclipse	December 2018	36,250
Golden Eclipse	December 2019	33,550

Our lease obligations are secured by the lessors' title to the leased assets and by a guarantee issued to one of the lessors (Golden Eclipse). The Company did not exercise its option in August 2016 to purchase the Golden Lyderhorn.